Cover	May 13, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 13, 2020
Entity File Number	0-20214
Entity Registrant Name	BED BATH & BEYOND INC.
Entity Central Index Key	0000886158
Entity Tax Identification Number	11-2250488
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	650 Liberty Avenue
Entity Address, City or Town	Union
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07083
City Area Code	908
Local Phone Number	688-0888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $.01 par value
Trading Symbol	BBBY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false